SHAREHOLDERS' EQUITY - Warrants (Details) - $ / shares	2 Months Ended	7 Months Ended
	May 21, 2025	Sep. 30, 2025
SHAREHOLDERS' EQUITY (DEFICIT)
Threshold period for filing registration statement after business combination	15 days	15 days
Threshold business days for making the registration statement effective	60 days	60 days
Public Warrants
SHAREHOLDERS' EQUITY (DEFICIT)
Restricted period on warrant exercise, business combination	30 days	30 days
Restricted period on warrant exercise, closing of initial public offering	12 months	12 months
Warrant term	7 years	7 years
Redemption price per warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold prior written notice period for redemption of warrants	30 days	30 days
Stock price trigger for redemption of warrants	$ 18	$ 18
Threshold trading days for redemption of warrants	20 days	20 days
Threshold consecutive trading days for redemption of warrants	30 days	30 days
Trading day prior to the date on which the notice of exercise is received	10 days	10 days
Exercise price	$ 11.5	$ 11.5
Newly Issued Price	$ 9.2	$ 9.2
Percentage of gross proceeds	60.00%	60.00%
Threshold trading days for volume weighted average price per share	20 days	20 days
Market Price	$ 9.2	$ 9.2
Adjusted exercise price per warrant	115.00%	115.00%
Adjusted Redemption price trigger	180.00%	180.00%
Private Placement Warrants
SHAREHOLDERS' EQUITY (DEFICIT)
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days